As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedules of Investments.

Phocas Real Estate Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Shares		COMMON STOCKS - 98.25%	Value
		Apartments - 9.89%
4,800		American Campus Communities, Inc.	$217,632
1,769		AvalonBay Communities, Inc.	224,079
701		Essex Property Trust, Inc.	105,556
			547,267
		Diversifed - 9.33%
6,610		CoreSite Realty Corp.	231,218
1,912		Digital Realty Trust, Inc.	127,932
1,882		Vornado Realty Trust	157,411
			516,561
		Forestry - 2.50%
4,404		Weyerhaeuser Co.	138,197

		Health Care - 12.62%
4,607		HCP, Inc.	229,705
7,164		Sabra Health Care Reit, Inc.	207,828
3,565		Ventas, Inc.	260,958
			698,491
		Hotels - 4.93%
32,685		Strategic Hotels & Resorts, Inc. (a)	272,920

		Manufactured Homes - 2.08%
2,335		Sun Communities, Inc.	115,185

		Mortgage Finance - 2.59%
15,090		NorthStar Realty Finance Corp.	143,053

		Office Property - 9.53%
1,740		Boston Properties, Inc.	175,845
1,930		Kilroy Realty Corp.	101,132
2,910		SL Green Realty Corp.	250,580
			527,557
		Regional Malls - 15.87%
8,984		General Growth Properties, Inc.	178,602
4,411		Simon Property Group, Inc.	699,408
			878,010
		Retail - 3.02%
3,683		Realty Income Corp.	167,024

		Shopping Centers - 3.50%
4,246		Acadia Realty Trust	117,911
3,390		Kimco Realty Corp.	75,936
			193,847
		Specialty and Other - 7.47%
3,774		American Tower Corp.	290,296
3,271		Geo Group, Inc.	123,055
			413,351
		Storage - 8.59%
11,784		CubeSmart	186,187
7,369		Extra Space Storage, Inc.	289,381
			475,568
		Warehouse/Industrial - 6.33%
12,855		First Potomac Realty Trust	190,640
3,996		Prologis, Inc.	159,760
			350,400

		TOTAL COMMON STOCKS (Cost $3,683,832)	5,437,431

Shares		SHORT-TERM INVESTMENTS - 2.40%	Value
132,980		Invesco STIT-STIC Prime Portfolio, 0.09% (b)	132,980
		TOTAL SHORT-TERM INVESTMENTS (Cost $132,980)	132,980

		Total Investments in Securities (Cost $3,816,812) - 100.65%	5,570,411
		Liabilities in Excess of Other Assets - (0.65)%	(35,853)
		NET ASSETS - 100.00%	$5,534,558

	(a)	Non-income producing security.
	(b)	Rate shown is the 7-day annualized yield as of March 31, 2013.

Note 1 – Securities Valuation

The Phocas Real Estate Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks (REITs)
Apartments	$547,267	$-	$-	$547,267
Diversified	516,561	-	-	516,561
Forestry	138,197	-	-	138,197
Health Care	698,491	-	-	698,491
Hotels	272,920	-	-	272,920
Manufactured Homes	115,185	-	-	115,185
Mortgage Homes	143,053	-	-	143,053
Office Property	527,557	-	-	527,557
Regional Malls	878,010	-	-	878,010
Retail	167,024	-	-	167,024
Shopping Centers	193,847	-	-	193,847
Specialty and Other	413,351	-	-	413,351
Storage	475,568	-	-	475,568
Warehouse/Industrial	350,400	-	-	350,400
Total Common Stocks (REITs)	5,437,431	-	-	5,437,431

Short-Term Investments	132,980	-	-	132,980

Total Investments in Securities	$5,570,411	$-	$-	$5,570,411

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at March 31, 2013, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended March 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$3,911,027

Gross unrealized appreciation	$1,760,276
Gross unrealized depreciation	(100,892)
Net unrealized appreciation	$1,659,384

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 5/13/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 5/13/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 5/13/2013

* Print the name and title of each signing officer under his or her signature.